Assets Held for Sale	12 Months Ended
Dec. 31, 2024
Assets Held For Sale [Abstract]
Assets Held for Sale
13.
Assets held for sale

At December 31, 2024, and December 31, 2023, assets held for sale were measured at their fair value less costs to sell and comprised of the following:

As at	December 31, 2024	December 31, 2023
Olds facility	18,800	—
Stellarton facility	—	6,375
Extraction equipment	251	—
	19,051	6,375

The Olds facility is located in Olds, Alberta, and its primary purpose was the cultivation of cannabis for the adult-use cannabis market. Management is committed to a plan to sell the Olds facility and the asset is available for immediate sale.

The Stellarton facility is located in Stellarton, Nova Scotia, and its primary purpose was the packaging and processing of value added and derivative products for the adult-use cannabis market. The Stellarton facility was acquired as part of the Zenabis acquisition. During the year ended December 31, 2024, the Company concluded that the Stellarton facility no longer met certain criteria for assets held for sale due to secondary commercial real estate market conditions in Nova Scotia. The facility was reclassified to property, plant and equipment and a $1.3 million impairment loss was recognized in the cannabis operations reporting segment.